Loans, Net and Allowance for Loan Losses - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	9 Months Ended		12 Months Ended
	Sep. 30, 2013 Loan	Sep. 30, 2012 Loan	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Accounts Notes And Loans Receivable [Line Items]
Loans and leases receivable description	There were no concentrations of loans related to a single industry in excess of 10% of total loans.		There were no concentrations of loans related to a single industry in excess of 10% of total loans.	There were no concentrations of loans related to a single industry in excess of 10% of total loans.	There were no concentrations of loans related to a single industry in excess of 10% of total loans.
Recorded investment in troubled debt restructuring including nonaccrual	$ 5,258		$ 7,544	$ 7,099	$ 8,680
Troubled debt restructuring (modified loan)	0	1
Troubled debt restructuring write-down		26
Loan serviced for the benefit of others			$ 3,775	$ 5,784	$ 12,453
Consumer | Maximum
Accounts Notes And Loans Receivable [Line Items]
Percentage of total loan portfolio (percent)	3.00%		3.00%
Agricultural
Accounts Notes And Loans Receivable [Line Items]
Loan, amortization period	20 years		20 years
Agricultural | Maximum
Accounts Notes And Loans Receivable [Line Items]
Loan to value ratio (percent)	80.00%		80.00%